Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets

Information regarding other intangible assets follows:

		December 31, 2016			December 31, 2015
	Weighted Average Useful Life	Gross Value	Accumulated Amortization	Net Value	Gross Value	Accumulated Amortization	Net Value
		(In millions)
Customer relationships	11.1 years	$75.5	$23.7	$51.8	$76.0	$18.5	$57.5
Indefinite-lived tradenames	*	22.4	*	22.4	18.7	*	18.7
Technology	18.6 years	23.0	1.8	21.2	15.9	0.9	15.0
Other	8.2 years	4.0	2.8	1.2	4.1	2.5	1.6

Total		$124.9	$28.3	$96.6	$114.7	$21.9	$92.8

*	Not applicable. Tradenames have an indefinite life.

Schedule of amortization of intangible assets	Amortization expense of other intangible assets follows:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Amortization expense	$6.1	$6.4	$4.8

Amortization for the next five years	We estimate amortization expense for the five years subsequent to December 31, 2016 as follows:

(In millions)
2017	$6.6
2018	$6.4
2019	$6.0
2020	$5.8
2021	$5.8